SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation (Details)	Dec. 31, 2025
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)	6.9931